Segment Information (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Assets	¥ 13,635,357	¥ 11,787,599	¥ 11,577,714
Depreciation and amortization related to property on operating leases	254,933	209,762	212,143
Capital expenditures related to purchases of operating lease assets	793,118	683,767	798,420
Depreciation expense decreased (increased)	(335,536)	(345,105)	(377,272)
Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	56,300
Reconciling Items
Segment Reporting Information [Line Items]
Assets	(293,597)	(124,491)	(108,708)
Unallocated amount
Segment Reporting Information [Line Items]
Assets	293,583	399,732	453,116
Motorcycle Business
Segment Reporting Information [Line Items]
Assets	1,095,357	1,006,684	934,472
Motorcycle Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	6,358
Automobile Business
Segment Reporting Information [Line Items]
Assets	5,759,126	4,955,791	4,888,818
Automobile Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	48,568
Financial Services Business
Segment Reporting Information [Line Items]
Assets	6,765,322	5,644,380	5,572,152
Depreciation and amortization related to property on operating leases	254,933	209,762	212,143
Capital expenditures related to purchases of operating lease assets	793,118	683,767	798,420
Financial Services Business | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	77
Power Product and Other Businesses
Segment Reporting Information [Line Items]
Assets	309,149	305,235	290,980
Power Product and Other Businesses | Change in depreciation method
Segment Reporting Information [Line Items]
Depreciation expense decreased (increased)	¥ 1,297